Financial risk management and financial instruments - Credit Risk (Details) R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R) customer	Jun. 30, 2019 ZAR (R) customer	Jun. 30, 2018 customer
Credit risk
Provision for expected credit losses recognised | R	R 484	R 199
Loss given default for secured financial assets	40.00%	35.00%
Loss given default for unsecured financial assets	50.00%	45.00%
Number of customers representing more than ten percent of turnover	0	0	0
Number of customers representing more than ten percent of trade receivables	0	0	0
Minimum
Credit risk
Contractual payment terms for receivables	30 days
Maximum
Credit risk
Contractual payment terms for receivables	120 days
South Africa
Credit risk
Percentage of total turnover	44.00%	50.00%	49.00%
Europe
Credit risk
Percentage of total turnover	23.00%	22.00%	24.00%
US
Credit risk
Percentage of total turnover	17.00%	14.00%	13.00%